Total Capital and Net Income Per Unit - Additional Information, Series D Preferred Units and Detachable Warrants (Details) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Jun. 29, 2016 USD ($) quarter $ / shares shares	Jun. 30, 2016 shares	Jul. 31, 2015 shares	Nov. 30, 2014 shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Class of Stock [Line Items]
Common units issued | shares		21,978,022	14,402,304	6,704,888
Warrants outstanding (shares) | shares					6,750,000	0
Proceeds from issuance of convertible preferred stock	$ 100,000
Proceeds from issuance, net of offering costs	97,200
Expenses relating to equity offerings	$ 2,800				$ 6,395	$ 4,459	$ 228
Accretion expense					$ 1,700
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Common units issued | shares	4,000,000
Preferred units dividend rate	10.50%				10.50%
Proceeds from issuance, net of offering costs	$ 83,500
Number of quarters | quarter	8
Discount percent on 10 trading days	4.00%
Threshold trading days	10 days
Liquidation preference (dollar per unit) | $ / shares	$ 25.00
Liquidation value, after June 29, 2021	10.00%
Liquidation value after June 29, 2022	5.00%
Redemption of preferred units (USD per unit) | $ / shares	$ 4.00
Change of control premium to liquidation preference	25.00%
Annual decrease to change of control premium to liquidation preference	5.00%
Change of control premium to liquidation preference from June29, 2021	5.00%
Date of effective period	60 days
Preferred stock redemption discount	$ 16,500
Redemption period	5 years
The $4.55 Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding (shares) | shares	4,500,000
Exercise price of warrants (dollars per share) | $ / shares	$ 4.55
Proceeds from issuance, net of offering costs	$ 9,500
The $6.05 Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding (shares) | shares	2,250,000
Exercise price of warrants (dollars per share) | $ / shares	$ 6.05
Exercise premium percentage	33.00%
Proceeds from issuance, net of offering costs	$ 4,300
The Warrants [Member]
Class of Stock [Line Items]
Warrant term	7 years
Period after which warrants are exercisable	6 months
Minimum [Member] | Series D Preferred Stock [Member]
Class of Stock [Line Items]
Percent of common units purchased	90.00%